Loans - Schedule of Aging of Past Due and Nonaccrual Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 543,790	$ 508,392
Non-accrual	3,155	6,081
Total past due and non-accrual	4,615	7,908
Total ending loans balance	548,405	516,300
30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	953	1,275
60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	333	111
90 Days Plus Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	174	441
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	146,431	138,908
Non-accrual	157	1,152
Total past due and non-accrual	444	1,365
Total ending loans balance	146,875	140,273
Commercial [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	253	148
Commercial [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	34	65
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	181,388	175,062
Non-accrual	2,131	4,384
Total past due and non-accrual	2,217	4,601
Total ending loans balance	183,605	179,663
Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	86	177
Commercial Real Estate [Member] | 90 Days Plus Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		40
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	165,837	155,488
Non-accrual	807	488
Total past due and non-accrual	1,459	1,684
Total ending loans balance	167,296	157,172
Residential Real Estate [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	265	757
Residential Real Estate [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	213	38
Residential Real Estate [Member] | 90 Days Plus Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	174	401
Construction & Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	31,169	22,886
Total past due and non-accrual	58
Total ending loans balance	31,227	22,886
Construction & Land Development [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	58
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	18,965	16,048
Non-accrual	60	57
Total past due and non-accrual	437	258
Total ending loans balance	19,402	16,306
Consumer [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	291	193
Consumer [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 86	$ 8